Consolidated Statements Of Changes In Equity (JPY ¥) In Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2011		¥ 594,493	¥ 646,315	¥ 1,069,334			¥ (97,426)	¥ (32,270)		¥ (97,692)		¥ 8,882
Issuance of common stock			30,356
Gain (loss) on sales of treasury stock			200
Issuance and exercise of common stock options			7,309
Net income (loss) attributable to NHI shareholders	(28,321)			(28,321)
Cash dividends				(14,646)	[1]							(1,309)
Net change during the period							(38,218)
Pension liability adjustment	529							529
Net unrealized gain (loss) on non-trading securities	1,039								501
Repurchases of common stock										(8,942)
Sales of common stock										1
Common stock issued to employees										5,282
Other net change in treasury stock										156
Net income attributable to noncontrolling interests	(2,100)											2,100
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(1,614)
Purchase / sale of subsidiary shares, net			597									272,729
Other net change in noncontrolling interests												(3,973)
Balance at end of period at Sep. 30, 2011	2,314,373	594,493	684,777	1,026,367		(166,884)	(135,644)	(31,741)	501	(101,195)	2,037,558	276,815
Balance at beginning of year at Mar. 31, 2012	2,389,137	594,493	698,771	1,058,945			(110,652)	(35,132)	635	(99,819)		281,896
Gain (loss) on sales of treasury stock			(838)
Issuance and exercise of common stock options			(7,798)
Net income (loss) attributable to NHI shareholders	4,700			4,700
Cash dividends				(7,390)	[2]							(1,420)
Net change during the period							(20,983)
Pension liability adjustment	2,939							3,062
Net unrealized gain (loss) on non-trading securities	(1,032)								(792)
Repurchases of common stock										(2)
Sales of common stock										0
Common stock issued to employees										19,612
Other net change in treasury stock										(205)
Net income attributable to noncontrolling interests	(6,737)											6,737
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(740)
Other net change in noncontrolling interests												4,367
Balance at end of period at Sep. 30, 2012	¥ 2,387,447	¥ 594,493	¥ 690,135	¥ 1,056,255		¥ (163,862)	¥ (131,635)	¥ (32,070)	¥ (157)	¥ (80,414)	¥ 2,096,607	¥ 290,840

[1]	Dividends per share Six months ended September 30, 2011 4.00 yen, Three months ended September 30, 2011 4.00 yen
[2]	Dividends per share Six months ended September 30, 2012 2.00 yen, Three months ended September 30, 2012 2.00 yen